VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.08

LOANUID	LOANID	Edgar ID	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	XXXX	2024-6-1000001	XXXX	XX/XX/XXXX	10/31/2024	12	111110000112	0	8
	XXXX	2024-6-1000000	XXXX	XX/XX/XXXX	10/31/2024	12	121111111211	0	12